Risk Management and Financial Instruments - Schedule of Contracts Exposure Scenario (Details) - 9 months ended Sep. 30, 2025
€ in Thousands, ¥ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	USD ($)	EUR (€)	GBP (£)	AUD ($)	CAD ($)	CNY (¥)
Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (153)					¥ (44,295)
Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	(15,232)	€ (27,674)
Scenario (III) Interest rate variation - 100% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)
Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		(63)
Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		€ (13,841)
Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	(16,347)		£ (67,592)
Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			(541,025)
Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ (1,082,049)
Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ (3,130)
Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				(24,475)
Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ (48,952)
Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ (2,910)
Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					(24,695)
Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ (49,390)
Scenario (ii) @ Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | ¥						(664,434)
Scenario (ii) @ Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	(490,407)					¥ (1,328,867)
Scenario (ii) @ Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (245,203)
CDI [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Decrease	Decrease	Decrease	Decrease	Decrease	Decrease
CDI [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	14.90%	14.90%	14.90%	14.90%	14.90%	14.90%
CDI [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	14.83%	14.83%	14.83%	14.83%	14.83%	14.83%
CDI [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (153)
CDI [Member] | Scenario (III) Interest rate variation - 50% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	7.45%	7.45%	7.45%	7.45%	7.45%	7.45%
CDI [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (15,232)
CDI [Member] | Scenario (III) Interest rate variation - 100% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate
CDI [Member] | Scenario (III) Interest rate variation - 100% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)
IPCA [Member] | Scenario (III) Interest rate variation - 50% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	7.70%	7.70%	7.70%	7.70%	7.70%	7.70%
IPCA [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		€ (22,374)
IPCA [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase	Increase	Increase
IPCA [Member] | Current scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	5.13%	5.13%	5.13%	5.13%	5.13%	5.13%
IPCA [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.14%	5.14%	5.14%	5.14%	5.14%	5.14%
IPCA [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		€ (53)
IPCA [Member] | Scenario (II) Interest rate variation - 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.41%	6.41%	6.41%	6.41%	6.41%	6.41%
IPCA [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		€ (11,191)
SOFR [Member] | Scenario (III) Interest rate variation - 50% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.36%	6.36%	6.36%	6.36%	6.36%	6.36%
SOFR [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		€ (5,300)
SOFR [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase	Increase	Increase
SOFR [Member] | Current scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	4.24%	4.24%	4.24%	4.24%	4.24%	4.24%
SOFR [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.24%	4.24%	4.24%	4.24%	4.24%	4.24%
SOFR [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		€ (10)
SOFR [Member] | Scenario (II) Interest rate variation - 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%
SOFR [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | €		€ (2,650)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.9813%	0.9813%	0.9813%	0.9813%	0.9813%	0.9813%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ (69,354)
Operating [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ (555,131)
Operating [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Operating [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ (1,110,262)
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.9813%	0.9813%	0.9813%	0.9813%	0.9813%	0.9813%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ 11,076
Financial [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Financial [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ 88,658
Financial [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Financial [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ 177,316
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.9813%	0.9813%	0.9813%	0.9813%	0.9813%	0.9813%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ (9,314)
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ (74,552)
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | £			£ (149,103)
Operating [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	0.8521%	0.8521%	0.8521%	0.8521%	0.8521%	0.8521%
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.8688%	0.8688%	0.8688%	0.8688%	0.8688%	0.8688%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ (4,681)
Operating [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.0025%	1.0025%	1.0025%	1.0025%	1.0025%	1.0025%
Operating [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ (36,611)
Operating [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.2174%	1.2174%	1.2174%	1.2174%	1.2174%	1.2174%
Operating [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ (73,223)
Financial [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	0.8521%	0.8521%	0.8521%	0.8521%	0.8521%	0.8521%
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.8688%	0.8688%	0.8688%	0.8688%	0.8688%	0.8688%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ 41
Financial [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.0025%	1.0025%	1.0025%	1.0025%	1.0025%	1.0025%
Financial [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ 323
Financial [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.2174%	1.2174%	1.2174%	1.2174%	1.2174%	1.2174%
Financial [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ 645
Derivatives [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	0.8521%	0.8521%	0.8521%	0.8521%	0.8521%	0.8521%
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.8688%	0.8688%	0.8688%	0.8688%	0.8688%	0.8688%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ 1,510
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.0025%	1.0025%	1.0025%	1.0025%	1.0025%	1.0025%
Derivatives [Member] | Scenario (ii) Interest rate variation - 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ 11,813
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.2174%	1.2174%	1.2174%	1.2174%	1.2174%	1.2174%
Derivatives [Member] | Scenario (iii) Interest rate variation - 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)				$ 23,626
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	0.7437%	0.7437%	0.7437%	0.7437%	0.7437%	0.7437%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.7571%	0.7571%	0.7571%	0.7571%	0.7571%	0.7571%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ (3,937)
Operating [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.875%	0.875%	0.875%	0.875%	0.875%	0.875%
Operating [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ (33,418)
Operating [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.0624%	1.0624%	1.0624%	1.0624%	1.0624%	1.0624%
Operating [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ (66,836)
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	0.7437%	0.7437%	0.7437%	0.7437%	0.7437%	0.7437%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.7571%	0.7571%	0.7571%	0.7571%	0.7571%	0.7571%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ 2
Financial [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.875%	0.875%	0.875%	0.875%	0.875%	0.875%
Financial [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ 18
Financial [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.0624%	1.0624%	1.0624%	1.0624%	1.0624%	1.0624%
Financial [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ 36
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	0.7437%	0.7437%	0.7437%	0.7437%	0.7437%	0.7437%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.7571%	0.7571%	0.7571%	0.7571%	0.7571%	0.7571%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ 1,025
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	0.875%	0.875%	0.875%	0.875%	0.875%	0.875%
Derivatives [Member] | Scenario (ii) Interest rate variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ 8,705
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.0624%	1.0624%	1.0624%	1.0624%	1.0624%	1.0624%
Derivatives [Member] | Scenario (iii) Interest rate variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)					$ 17,410
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | ¥						¥ (26,807)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Operating [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	39.00%	39.00%	39.00%	39.00%	39.00%	39.00%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Price [member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	39.00%	39.00%	39.00%	39.00%	39.00%	39.00%
Operating [Member] | Scenario (ii) @ Variation - 15% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	33.00%	33.00%	33.00%	33.00%	33.00%	33.00%
Operating [Member] | Scenario (ii) @ Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | ¥						¥ (402,107)
Operating [Member] | Scenario (ii) @ Variation - 30% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	27.00%	27.00%	27.00%	27.00%	27.00%	27.00%
Operating [Member] | Scenario (ii) @ Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | ¥						¥ (804,213)
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | ¥						¥ (17,488)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Current exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	32.00%	32.00%	32.00%	32.00%	32.00%	32.00%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Price [member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	33.00%	33.00%	33.00%	33.00%	33.00%	33.00%
Derivatives [Member] | Scenario (ii) @ Variation - 15% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	37.00%	37.00%	37.00%	37.00%	37.00%	37.00%
Derivatives [Member] | Scenario (ii) @ Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | ¥						¥ (262,327)
Derivatives [Member] | Scenario (ii) @ Variation - 30% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	42.00%	42.00%	42.00%	42.00%	42.00%	42.00%
Derivatives [Member] | Scenario (ii) @ Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi) | ¥						¥ (524,654)
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (4,204)
Operating [Member] | Scenario (ii) @ Variation - 30% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	86.00%	86.00%	86.00%	86.00%	86.00%	86.00%
Operating [Member] | Scenario (ii) @ Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (126,120)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	66.00%	66.00%	66.00%	66.00%	66.00%	66.00%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	67.00%	67.00%	67.00%	67.00%	67.00%	67.00%
Operating [Member] | Scenario (ii) @ Variation - 15% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	76.00%	76.00%	76.00%	76.00%	76.00%	76.00%
Operating [Member] | Scenario (ii) @ Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (63,060)
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (12,143)
Derivatives [Member] | Scenario (ii) @ Variation - 30% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Derivatives [Member] | Scenario (ii) @ Variation - 30% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (364,287)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Current price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Derivatives [Member] | Scenario (ii) @ Variation - 15% Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	14.00%	14.00%	14.00%	14.00%	14.00%	14.00%
Derivatives [Member] | Scenario (ii) @ Variation - 15% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds, Dollars, Dollars and Yuan Renminbi)	$ (182,143)